Future Minimum Rent Schedule - Additional Information (Detail)	Sep. 30, 2014	Dec. 31, 2013 Predecessor [Member]
Schedule Of Operating Leases Future Minimum Payments Receivable [Line Items]
Percentage of total future minimum lease payments	44.00%	7.90%